Lennar Financial Services Segment (Tables) - Lennar Financial Services [Member]	12 Months Ended
Nov. 30, 2014
Segment Reporting Information [Line Items]
Schedule Of Assets And Liabilities
The assets and liabilities related to the Lennar Financial Services segment were as follows:

	November 30,
(In thousands)	2014	2013
Assets:
Cash and cash equivalents	$90,010	73,066
Restricted cash	8,609	10,283
Receivables, net (1)	150,858	127,223
Loans held-for-sale (2)	738,396	414,231
Loans held-for-investment, net	26,894	26,356
Investments held-to-maturity	45,038	62,344
Goodwill	38,854	34,046
Other (3)	78,394	49,161
	$1,177,053	796,710
Liabilities:
Notes and other debts payable	$704,143	374,166
Other (4)	192,500	169,473
	$896,643	543,639

(1)	Receivables, net, primarily related to loans sold to investors for which the Company had not yet been paid as of November 30, 2014 and 2013, respectively.

(2)	Loans held-for-sale related to unsold loans carried at fair value.

(3)
Other assets included mortgage loan commitments carried at fair value of $12.7 million and $7.3 million as of November 30, 2014 and 2013, respectively. Other assets also included forward contracts carried at fair value of $1.4 million as of November 30, 2013. In addition, other assets included mortgage servicing rights carried at fair value of $17.4 million and $11.5 million as of November 30, 2014 and 2013, respectively, and other investment securities of $16.8 million as of November 30, 2014.

(4)
Other liabilities included $69.3 million and $74.5 million as of November 30, 2014 and 2013, respectively, of certain of the Company’s self-insurance reserves related to construction defects, general liability and workers’ compensation. Other liabilities also included forward contracts carried at fair value of $7.6 million as of November 30, 2014.

Schedule of Line of Credit Facilities
At November 30, 2014, the financial services warehouse facilities were as follows:

Warehouse Repurchase Facilities (In thousands)	Maximum Aggregate Commitment
364-day warehouse repurchase facility that matures December 2014 (1)	$325,000
364-day warehouse repurchase facility that matures January 2015 (2)	300,000
364-day warehouse repurchase facility that matures February 2015	150,000
364-day warehouse repurchase facility that matures June 2015 (3)	150,000
Total	$925,000

(1)
In December 2014, the Lennar Financial Services segment amended its 364-day warehouse repurchase facility that matured in December 2014 increasing the maximum aggregate commitment from $325 million to $350 million through the second quarter of fiscal 2015 and to $450 million for the third and fourth quarter of fiscal 2015. The maturity date was extended to December 2015.

(2)	Maximum aggregate commitment includes a $100 million accordion feature that is usable 10 days prior to fiscal quarter-end through 20 days after fiscal quarter-end.

(3)
Maximum aggregate commitment includes a $50 million accordion feature that is available beginning on the tenth (10th) calendar day immediately preceding the first day of a fiscal quarter through 20 days after fiscal quarter-end.